Stock-Based Compensation Expense - Schedule of Market Based RSUs (Details) - Market Based RSUs	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Market Based RSUs
Non-vested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	18,176,712
Released (in shares) | shares	0
Cancelled (in shares) | shares	4,859,000
Non-vested at end of period (in shares) | shares	13,317,712
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	26.7
Released (in dollars per share) | $ / shares	0
Cancelled (in dollars per share) | $ / shares	28.5
Non-vested at end of period (in dollars per share) | $ / shares	$ 26.0